Advances From the Federal Home Loan Bank and Other Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
Advances From the Federal Home Loan Bank and Other Borrowings
Advances From the Federal Home Loan Bank and Other Borrowings
The Company had outstanding advances from the FHLB and other borrowings. These borrowings bear fixed interest rates or variable rates based on 3-month LIBOR as follows:

Year of Maturity	Interest Rate	March 31, 2019	December 31, 2018
(in thousands, except percentages)
2019	1.80% to 3.86%	$385,000	$440,000
2020	1.50% to 2.74%	265,000	306,000
2021	1.93% to 3.08%	210,000	210,000
2022	2.48% to 2.80%	120,000	120,000
2023 and after	2.95% to 3.23%	90,000	90,000
		$1,070,000	$1,166,000

Advances From the Federal Home Loan Bank and Other Borrowings
At December 31, 2018 and 2017, the Company had outstanding advances from the FHLB and other borrowings as follows:

Year of Maturity	Interest Rate	December 31, 2018	December 31, 2017
(in thousands, except percentages)
2018	0.90% to 2.03%	$—	$567,000
2019	1.00% to 3.86%	440,000	155,000
2020	1.50% to 2.74%	306,000	211,000
2021	1.93% to 3.08%	210,000	240,000
2022 and after	2.48% to 3.23%	210,000	—
		$1,166,000	$1,173,000

At December 31, 2018, advances from the FHLB include $280 million ($255 million in 2017) which have variable interest rates ranging from 2.40% to 2.82% with maturities in 2019 (1.23% to 1.71% with maturities in 2018 and 2019).
At December 31, 2018 and 2017, the Company held stock of the FHLB for approximately $57 million. The terms of the Company’s advance agreement with the FHLB require the Company to maintain certain investment securities and loans as collateral for these advances. At December 31, 2018 and 2017, the Company was in compliance with this requirement.
There were no other borrowings at December 31, 2018. Other borrowings at December 31, 2017 included $12 million in advances from other banks which matured in January 2018.